UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ramsey Asset Management
Address: 8200 Greensboro Drive, Suite 1550
         McLean, VA  22102

13F File Number:  28-10611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Bender
Title:     Chief Financial Officer
Phone:     703-269-1900

Signature, Place, and Date of Signing:

      /s/ Daniel Bender     McLean, VA     July 25, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     18

Form13F Information Table Value Total:     $89,720 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANNALY CAP MGMT INC            COM              035710409     1643   105940 SH       SOLE                   105940        0        0
ASHFORD HOSPITALITY TR INC     COM SHS          044103109     3735   808430 SH       SOLE                   808430        0        0
ASSURANT INC                   COM              04621x108     2184    33110 SH       SOLE                    33110        0        0
BOYD GAMING CORP               COM              103304101     2156   171670 SH       SOLE                   171670        0        0
DOLLAR THRIFTY AUTOMOTIVE GP   COM              256743105     7544   798260 SH       SOLE                   798260        0        0
FIDELITY NATL INFORMATION SV   COM              31620m106     1428    38700 SH       SOLE                    38700        0        0
GOOGLE INC                     CL A             38259p508     6975    13250 SH       SOLE                    13250        0        0
INTERNATIONAL SPEEDWAY CORP    CL A             460335201     1182    30280 SH       SOLE                    30280        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540r409     1323    19000 SH       SOLE                    19000        0        0
MERITAGE HOMES CORP            COM              59001a102     5454   359496 SH       SOLE                   359496        0        0
O REILLY AUTOMOTIVE INC        COM              686091109     3464   154970 SH       SOLE                   154970        0        0
PENN NATL GAMING INC           COM              707569109    17257   536768 SH       SOLE                   536768        0        0
PENN NATL GAMING INC           COM              707569109     3633   113000 SH  CALL SOLE                   113000        0        0
REPUBLIC AWYS HLDGS INC        COM              760276105    13976  1613845 SH       SOLE                  1613845        0        0
RIVIERA HLDGS CORP             COM              769627100     3419   336859 SH       SOLE                   336859        0        0
SLM CORP                       COM              78442p106     3526   182210 SH       SOLE                   182210        0        0
THORNBURG MTG INC              PFD CONV SER F   885218701     5599  1365550 SH       SOLE                  1365550        0        0
VIACOM INC NEW                 CL B             92553p201     5222   170980 SH       SOLE                   170980        0        0